Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Other Current Liabilities
	June 30, 2026	December 31, 2025
	Unaudited

Employees and related expenses	$924,653	$668,479
Provision for warranty	15,000	15,000
Expenses to pay	87,658	131,924
Current maturities of operating leases	209,560	203,096
Government authorities	63,874	63,818

	$1,300,745	$1,082,317